STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Jul. 27, 2018	Mar. 31, 2018	Aug. 09, 2017	Apr. 30, 2018	Jan. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 28, 2018	Jan. 30, 2018
Common stock issued									111,252,373		111,252,373		102,553,706	53,873,872
Common stock sold, value
Proceeds from issuance of convertible stock												$ 2,311,438	$ 2,312,005
Exercise price (in dollars per share)														$ 0.15		$ 0.15
Share-based payment for settlement agreement with shareholders					$ 279,000									$ 331,912
Proceeds from sale of common stock												1,154,211	$ 1,153,645	1,327,925
Common stock closing price														$ 12,000
Shares issued during period (in shares)													16,513,311	120,000
Incurred amount												1,154,211	$ 1,153,645	$ 1,360,250
Exercised total share price											200,000		22,809,908
Compensation expense													$ 111,105	60,075
Stock based compensation											$ 103,167	44,120	44,120	$ 139,808
Stock Based Compensation, Shares														2,050,372
Legal cost									$ 41,977	$ 64,897	$ 172,676	$ 362,371	416,772	$ 246,520
Compensation expenses for non employee directors													$ 36,855
Private Placement [Member]
Number of share cancelled				607,143
Third Party [Member]
Share-based payment for settlement agreement with shareholders					279,000
Related Party [Member]
Share-based payment for settlement agreement with shareholders					$ 139,500
Common Stock [Member]
Common stock sold														503,432
Common stock sold, value														$ 503
Restricted stock awards granted												2,212,500		2,175,000
Shares issued during period (in shares)										(607,143)		15,906,168	15,906,168	19,451,575
Incurred amount										$ (607)		$ 15,906	$ 15,906	$ 19,452
Stock Based Compensation, Shares														2,050,372
Common Stock [Member] | Common stock and warrant [Member]
Common stock sold														715,000
Warrant term														5 years
Board of Director [Member]
Proceeds from issuance of convertible stock												$ 2,076,486
Exercise price (in dollars per share)														$ 0.15
Issuance of shares cashless exercise of options related to services								4,027,778
Board of Director [Member] | Common stock and warrant [Member]
Gross proceeds from isssurance of common stock													1,153,645
Board of Director [Member] | Private Placement [Member]
Proceeds From Issuance of Private Placement								$ 2,100,000					$ 530,777
Board of Director [Member] | Settlement Agreement [Member]
Number of common stock called by warrants (in shares)					3,700,000
Common stock issued					500,000
Exercise price (in dollars per share)					$ 0.40
Amount of Settlement paid					$ 500,000
Share-based payment for settlement agreement with shareholders					$ 139,500
Board of Director [Member] | Common Stock [Member]
Number of common stock called by warrants (in shares)					3,700,000
Shares issued to convert accounts payable								1,749,683
Common stock sold												20,764,860	20,791,023
Proceeds from issuance of convertible stock												$ 12,054,576	$ 12,054,576
Restricted stock awards granted						300,000						300,000	300,000
Compensation expense													$ 160,500
Board of Director [Member] | Common Stock [Member] | Common stock and warrant [Member]
Shares issued during period (in shares)													16,513,311
Two Members Of Board [Member]
Common stock sold														503,432
Common stock sold, value														$ 479,901
Director [Member]
Restricted stock of vested, shares														450,000
Stock based compensation														$ 22,308
Stock Based Compensation, Shares														371,800
Consulting service agreement [Member]
Shares issued during period (in shares)													49,500
Incurred amount													$ 44,120
Restricted Stock Units (RSUs) [Member]
Restricted stock units, Expense													8,625	$ 6,750
Restricted Stock Units (RSUs) [Member] | Consulting service agreement [Member]
Restricted stock units, Expense													$ 8,625	$ 6,750
Restricted stock of vested, shares													37,500	75,000
Restricted stock of vested, amount													8,625	6,750
Restricted Stock Awards [Member]
Restricted stock units, Expense													$ 446,265	$ 60,075
Warrant [Member]
Exercise price (in dollars per share)																$ 0.10
Shares issued during period (in shares)													16,513,311
Warrant [Member] | Common stock and warrant [Member]
Common stock sold														715,000
Warrant term														5 years
Warrant [Member] | Private Placement [Member]
Gross proceeds from isssurance of common stock													$ 1,154,211
Warrant [Member] | Two directors [Member]
Exercise price (in dollars per share)														$ 0.15
Warrant [Member] | Board of Director [Member]
Shares issued to convert accounts payable								1,749,683
Common stock sold												20,764,860	20,787,784
Proceeds from issuance of convertible stock												$ 1,205,458	$ 1,205,458
Exercise price (in dollars per share)			$ 0.15	$ 0.10				$ 0.15
Proceeds from sale of common stock													$ 2,079,345
Shares issued during period (in shares)													20,787,784
Exercised total share price			1,439,524
Exercised total price			$ 215,929
Number of cashless exercise of warrants	11,678	366,047
Number of disposed share	4,680	190,386
Number of issuance share	6,998	175,661
Warrant [Member] | Board of Director [Member] | Common stock and warrant [Member]
Common stock sold													7,590,111
Restricted stock awards granted												300,000
Shares issued during period (in shares)													16,513,311
Warrant [Member] | Officer [Member]
Proceeds from issuance of convertible stock								$ 15,731
Exercise price (in dollars per share)								$ 0.15
Stock issued								104,876
Warrant [Member] | Consulting service agreement [Member] | Two directors [Member]
Common stock issued														1,605,175
Exercise price (in dollars per share)														$ 0.15
Warrant term														5 years
Stock and warrants issued during period, value														$ 285,807
Restricted Stock [Member]
Option vesting															150,000
Unrecognized compensation cost													$ 0	$ 84,105
Restricted Stock [Member] | Two Director [Member]
Restricted stock awards granted												600,000	600,000
Unrecognized compensation cost													$ 0
Restricted Stock [Member] | Director and Chief Executive Officer [Member]
Restricted stock of vested, shares										150,000			150,000
Restricted stock awards granted										1,425,000			1,425,000
Restricted stock awards granted term										1 year			1 year
Unrecognized compensation cost													$ 161,311
Stock Option [Member] | Warrant [Member] | Chief Executive Officer (Patrick White) [Member]
Exercise price (in dollars per share)							$ 0.01
Proceeds from sale of common stock							$ 1,000
Shares issued during period (in shares)							100,000
Incurred amount							$ 1,000
Stock Option [Member] | Board of Director [Member]
Issuance of shares cashless exercise of options related to services								5,000,000
Number of disposed share								972,222
Sale of units [Member]
Number of common stock called by warrants (in shares)														19,451,575
Exercise price (in dollars per share)														$ 0.15
Warrant term														5 years
Gross proceeds from isssurance of common stock														$ 1,360,250
Proceeds from sale of common stock														$ 1,327,925
Shares issued during period (in shares)														715,000
Number of warrant issued														71,500
Legal cost														$ 32,325
Sale of units [Member] | Directors of Board and relatives of directors of Board [Member]
Gross proceeds from isssurance of common stock														$ 609,250
Shares issued during period (in shares)														8,712,275
Number of warrant issued														8,712,275